PROPERTY, PLANT AND EQUIPMENT, Composition of Net Value of Property, Plant and Equipment (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Resulting net value of property, plant and equipment [Abstract]
Property, plant and equipment	$ 294,479,596	$ 292,534,643
Cost [Member]
Resulting net value of property, plant and equipment [Abstract]
Property, plant and equipment	633,266,709	613,612,215	$ 593,070,489
Accumulated Depreciation [Member]
Resulting net value of property, plant and equipment [Abstract]
Property, plant and equipment	$ (338,787,113)	$ (321,077,572)